Financial information by segment, Reconciliation of segment Adjusted EBITDA (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Financial information by segment [Abstract]
Profit attributable to the Company	$ (32,676)	$ (46,050)
Profit attributable to non-controlling interest	(6,482)	(2,846)
Income tax	28,919	11,587
Financial expense, net	254,710	237,924
Depreciation, amortization, and impairment charges	325,578	310,502
Total segment Adjusted EBITDA	(657,541)	(627,281)
Reconciling Item [Member]
Financial information by segment [Abstract]
Profit attributable to the Company	32,676	46,050
Profit attributable to non-controlling interest	6,482	2,846
Income tax	28,919	11,587
Financial expense, net	254,710	237,924
Depreciation, amortization, and impairment charges	325,578	310,502
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica's equity ownership)	9,176	18,372
Total segment Adjusted EBITDA	$ 657,541	$ 627,281